STATEMENT OF OPERATIONS	4 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Foresight Acquisition Corp [Member]
Formation and operating costs | $	$ 2,286
NET LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS | $	$ (2,286)
Other income :
Weighted Average Number of Shares Outstanding, Basic | shares	6,875,000	[1]
Weighted Average Member Units (Diluted) | shares	6,875,000	[1]
Basic net income (loss) per share | $ / shares	$ 0.00
NET LOSS PER SHARE (DILUTED) | $ / shares	$ 0.00

[1]	Excluded an aggregate of up to 1,031,250 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5).